NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of assets and Liabilities or disposal groups classified as held for sale text block
The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2023	12-31-2022
Assets classified as held for sale	ThU.S.$	ThU.S.$
Current assets classified as held for sale
Cash and cash equivalents	9,852	-
Other current non-financial assets	3,244	128
Trade and other current receivables	2,879	-
Inventories	13,780	-
Current biological assets	59,169	-
Current tax assets	1,348	-
Total	90,272	128

Non-current assets classified as held for sale
Other non-current non-financial assets	1,869	-
Intangible assets other tan goodwill	115	-
Property, plant and equiment	68,040	307
Right of use assets	17,308	-
Non-current biological assets	222,654	844
Investments accounted using the equity method	29,102	-
Total	339,088	1,151
Assets classified as held for sale (*)	429,360	1,279

(*) Only ThU.S.$ 180 of the ThU.S.$ 429,360 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.

In 2023 there was a decrease of ThU.S.$ 1,099, mainly in biological assets and plants and equipment that were not sold and that were transferred back to their original items.
	12-31-2023	12-31-2022
Liabilities classified as held for sale	ThU.S.$	ThU.S.$
Current liabilities classified as held for sale
Other current non-financial liabilities	1,040	-
Trade and other current payables	7,834	-
Current tax liabilities	3,430	-
Current lease liabilities	4,826	-
Total	17,130	-

Non-current liabilities classified as held for sale
Non-current payables and other accounts payables	1	-
Other long-term provisions	822	-
Deferred tax liabilities	67,406	-
Non-current lease liabilities	13,969	-
Total	82,198	-
Liabilities classified as held for sale	99,328	-